Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Sales and marketing expenses	$ (18,064)	$ (31,820)	$ (35,322)
General and administrative expenses	(33,910)	(38,930)	(40,833)
Total operating expenses	(112,527)	(137,174)	(159,266)
Operating loss	(18,793)	(56,422)	(44,329)
Interest income	1,471	1,897	1,183
Interest expense	(406)	(75)	(239)
Other income, net	4,737	5,861	2,810
Loss from continuing operations before income tax	(12,991)	(48,739)	(40,882)
Income tax expenses	(1,149)	(4,676)	89
Net loss	(14,140)	(53,415)	(39,490)
Xunlei Limited [Member]
Operating expenses
Sales and marketing expenses	0	(1)	0
General and administrative expenses	(1,438)	(1,247)	(1,483)
Total operating expenses	(1,438)	(1,248)	(1,483)
Operating loss	(1,438)	(1,248)	(1,483)
Interest income	2	1,496	879
Interest expense	(399)	(75)	(239)
Other income, net	2,455	4,712	4,646
(Loss)/income from subsidiaries and consolidated VIE - Continuing operations	(14,361)	(57,787)	(43,221)
(Loss)/income from subsidiaries and consolidated VIE - Discontinued operations	0	0	139
Loss from continuing operations before income tax	(13,741)	(52,902)	(39,279)
Income tax expenses	(99)	(267)	0
Net loss	(13,840)	(53,169)	(39,279)
Net loss attributable to Xunlei Limited's common shareholders	$ (13,840)	$ (53,169)	$ (39,279)